Schedule of Geographical Segment Information (Details) - USD ($)	6 Months Ended	9 Months Ended
	Jun. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021
Revenue for the nine months ended September 30,
Revenue	$ 2,837,024	$ 3,589,368	$ 2,837,024
Non-current assets as at
Non-current assets		14,753,406		$ 4,689,331
Canada [member]
Revenue for the nine months ended September 30,
Revenue
Non-current assets as at
Non-current assets		41,699
Turkey [member]
Revenue for the nine months ended September 30,
Revenue	2,837,024	3,589,368	2,837,024
Non-current assets as at
Non-current assets		11,565,531		1,573,185
Bermuda [member]
Revenue for the nine months ended September 30,
Revenue
Non-current assets as at
Non-current assets
Bulgaria [member]
Revenue for the nine months ended September 30,
Revenue
Non-current assets as at
Non-current assets		$ 3,146,176		$ 3,116,146